Investment in Weibo	12 Months Ended
Dec. 31, 2018
Investment in Weibo
Investment in Weibo

7. Investment in Weibo

In April 2014, Weibo completed an initial public offering (the "IPO") with the new issuance of 19,320,000 Class A ordinary shares, of which 6,000,000 Class A ordinary shares were allotted to Alibaba Group. Prior to the completion of the IPO, a wholly owned subsidiary of Alibaba Group Holding Limited (“Alibaba”) invested $585.8 million to purchase 30.0 million of preferred shares and 4.8 million of ordinary shares of Weibo, representing an ownership interest of 18% on a fully diluted basis. With the completion of the IPO, all the ordinary shares held by SINA were converted into an equal number of the Class B ordinary shares, all the ordinary shares held by other shareholders were converted into an equal number of the Class A ordinary shares, and all of its outstanding preferred shares were automatically converted into 30,046,154 Class A ordinary shares. Concurrent with the IPO, Alibaba Group further  acquired an additional 2,923,478 Class A ordinary shares of Weibo in a private placement and 21,067,300 Class A ordinary shares from the Company. Each Class A ordinary share is entitled to one vote per share and each Class B ordinary share is entitled to three votes per share. Each Class B ordinary share can be converted into one Class A ordinary share at any time, while Class A ordinary shares cannot be converted into Class B ordinary shares.

Share Ownership

As of December 31, 2018, the share ownership of Weibo was as follows:

		Ownership	Voting
Shareholder Name	Shares Type	Percentage	Power*
SINA	Class B Ordinary shares	45.3%	71.3%
Alibaba	Class A Ordinary shares	30.2%	15.8%
Others	Class A Ordinary shares	24.5%	12.9%
Total		100.0%	100.0%

The Company has been the controlling shareholder of Weibo from inception and has consolidated Weibo’s financial results for the periods presented.

* Class A ordinary shares are entitled to one vote per share and Class B ordinary shares, which the Company holds, are entitled to three votes per share.